Borrowings (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2012
Debt Instrument [Line Items]
Debt exchange for cash	$ 121
7.125% Notes and Debentures, maturing in 2096
Debt Instrument [Line Items]
Principal amount of debt exchange	6
Debt instrument, stated interest rate percentage (as a percent)	7.125%	7.125%
8.000% Notes and Debentures, maturing in 2038
Debt Instrument [Line Items]
Principal amount of debt exchange	104
Debt instrument, stated interest rate percentage (as a percent)	8.00%	8.00%
5.600% Notes and Debentures, maturing in 2039
Debt Instrument [Line Items]
Principal amount of debt exchange	800
Debt instrument, stated interest rate percentage (as a percent)	5.60%	5.60%
4.000% Notes and Debentures, maturing in 2042
Debt Instrument [Line Items]
Debt issued	$ 1,107
Debt instrument, stated interest rate percentage (as a percent)	4.00%